KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 1,587,773	$ 2,611,603	$ 1,721,157
Share-based incentives	3,415,108	1,430,745	1,655,135
Total	$ 5,002,881	$ 4,042,348	$ 3,376,292